Recent Accounting Pronouncements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Income tax examination description	The Company receives tax credits and/or tax deductions from operating losses, which are allowable on the Company's filed income tax returns over a 10-year period, subject to recapture over a 15-year period beginning with the first year the tax credits are earned.